John Deere Owner Trust 2022-B				EXHIBIT 99.2
Statement to Certificateholders

$313,000,000 Class A-1 2.87600% Asset Backed Notes due July 17, 2023
$411,000,000 Class A-2 3.73% Asset Backed Notes due June 16, 2025
$411,000,000 Class A-3 3.74% Asset Backed Notes due February 16, 2027
$86,166,000 Class A-4 3.80% Asset Backed Notes due May 15, 2029
$31,312,740 Overcollateralization

Payment Date:				16-Jan-24

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$28,650,580.40
		per $1,000 original principal amount:		$69.71

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$28,650,580.40

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$387,948.44
			per $1,000 original principal amount:	$0.94

		(iii)	Class A-3 Notes:	$1,280,950.00
			per $1,000 original principal amount:	$3.12

		(iv)	Class A-4 Notes:	$272,859.00
			per $1,000 original principal amount:	$3.17

		(v)	Total:	$1,941,757.44

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$660,273,218.58

	(b)	Note Value at end of related Collection Period:		$624,637,310.18

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$31,312,740.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$96,158,570.36
		(ii)	A-2 Note Pool Factor:	0.2339625

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$411,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$86,166,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$576,294.14
		(i) per $1,000 original principal amount:	$0.42
	(b)	Amount of Servicing Fee earned:	$576,294.14
	(c)	Amount of Servicing Fee paid:	$576,294.14
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,852,086.31

(11)	(i)	Amount in Reserve Account:	$12,524,787.00
	(ii)	Specified Reserve Account Balance:	$12,524,787.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$7,475,164.64
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.13%

(13)	(i)	Aggregate amount of net losses for the collection period:	$28,198.12
	(ii)	Cumulative amount of net losses:	$1,151,896.01
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.08%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$431,724.14
		(ii) % of Pool Balance:	0.06%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%